WARRANTS - Schedule Of Fair Value Of Warrants Estimated in Black Scholes Option Pricing Model (Details) - Common Stock Warrant [Member] - $ / shares			12 Months Ended
	Nov. 13, 2023	Jun. 16, 2023	Dec. 31, 2023
Junior Note Warrants
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 0.18		$ 0.15
Expected term (in years)	5 years		4 days 21 hours
Expected volatility	66.30%		66.30%
Risk-free interest rate	4.10%		3.80%
Expected dividend yield	0.00%		0.00%
Senior Note Warrants
Subsidiary, Sale of Stock [Line Items]
Expected term (in years)		5 years
Expected volatility		47.90%
Risk-free interest rate		4.00%
Expected dividend yield		0.00%